Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Stock Option Activities	The following table summarizes the Company’s stock option activities:
	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual term	Fair Value
Outstanding, June 30, 2021	960,174	$0.18	2.80	$2,551,737
Exercisable, June 30, 2021	949,093	$0.16	2.76	$2,470,526
Granted	—	—	—	—
Forfeited	(209,162)	0.16	—	(1,672,892)
Exercised	—	—	—	—
Outstanding, June 30, 2022	751,012	0.16	1.05	$878,845
Exercisable, June 30, 2022	749,440	0.17	1.04	$869,478
Granted	—	—	—	—
Forfeited	(8,250)	0.16	—	(49,159)
Exercised	—	—	—	—
Outstanding, June 30, 2023	742,762	0.18	0.05	$829,686
Exercisable, June 30, 2023	742,762	0.18	0.05	$829,686
Granted	—	—	—	—
Forfeited	(12,125)	0.16	—	(72,249)
Exercised	—	—	—	—
Outstanding, June 30, 2024	730,637	0.18	—	$757,437
Exercisable, June 30, 2024	730,637	0.18	—	$757,437